Stockholders’ Equity (Deficit) (Details)	Dec. 29, 2021 d $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		2,000,000,000,000	2,000,000,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000,000	25,000,000,000
Preferred stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Sponsor earnback award, period	5 years
Sponsor Earnback Warrants
Class of Stock [Line Items]
Sponsor earnback awards (in shares)	1,015,190
Sponsor Earnback Warrants | Tranche One
Class of Stock [Line Items]
Sponsor earnback awards (in shares)	507,595
Sponsor Earnback Warrants | Tranche Two
Class of Stock [Line Items]
Sponsor earnback awards (in shares)	507,595
Common Stock
Class of Stock [Line Items]
Sponsor earnback awards (in shares)	1,319,980
Sponsor earnback, threshold trading days | d	20
Sponsor earnback, threshold consecutive trading days | d	30
Common Stock | Tranche One
Class of Stock [Line Items]
Sponsor earnback awards (in shares)	659,990
Sponsor earnback, stock price trigger (in dollars per share) | $ / shares	$ 12.50
Common Stock | Tranche Two
Class of Stock [Line Items]
Sponsor earnback awards (in shares)	659,990
Sponsor earnback, stock price trigger (in dollars per share) | $ / shares	$ 15.00